Commitments and Contingencies - Maturities of operating lease liabilities (Details)	Dec. 31, 2024 USD ($)
Maturities of operating lease liabilities
2025	$ 858,706
2026	893,740
2027	822,688
2028	567,760
2029	101,100
Total Lease Payments	3,243,994
Less: Interest	(417,236)
Present value of lease liabilities	$ 2,826,758